Taxes Payable	12 Months Ended
Dec. 31, 2022
Taxes Payable
Taxes Payable

9.Taxes Payable

The Group’s subsidiaries, the VIEs and subsidiaries of the VIEs incorporated in China are subject to 6% VAT for services rendered.

The following is a summary of taxes payable as of December 31, 2021 and 2022:

	December 31, 2021	December 31, 2022
	RMB	RMB
VAT payables	2,058	1,846
Withholding individual income taxes for employees	2,334	2,533
Income tax payable	450	557
Others	722	485
Total	5,564	5,421